UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04803

Exact name of registrant as specified in charter:	Oppenheimer Municipal Fund on behalf of Oppenheimer Rochester Limited Term Municipal Fund

Address of principal executive offices:	6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Arthur S. Gabinet,
Executive Vice President & General Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, NY 10281-1008

Registrant's telephone number, including area code:	303-768-3200

Date of fiscal year end:	9/30

Date of reporting period:	07/01/2014-06/30/2015

Item 1.

FORM N-PX

ICA File Number:  811-04803

Registrant Name:  Oppenheimer Municipal Fund

Reporting Period:  07/01/2014 - 06/30/2015

Oppenheimer Rochester Limited Term Municipal Fund

RESOLUTE FOREST PRODUCTS INC. Meeting Date: MAY 29, 2015 Record Date: APR 09, 2015 Meeting Type: ANNUAL
Ticker: RFP Security ID: 76117W109
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Michel P. Desbiens	Management	For	For
1.2	Elect Director Jennifer C. Dolan	Management	For	For
1.3	Elect Director Richard D. Falconer	Management	For	For
1.4	Elect Director Richard Garneau	Management	For	For
1.5	Elect Director Jeffrey A. Hearn	Management	For	For
1.6	Elect Director Bradley P. Martin	Management	For	For
1.7	Elect Director Alain Rheaume	Management	For	For
1.8	Elect Director Michael S. Rousseau	Management	For	For
1.9	Elect Director David H. Wilkins	Management	For	For
2	Ratify PricewaterhouseCoopers LLP as Auditors	Management	For	For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
4	Amend Omnibus Stock Plan	Management	For	For

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Oppenheimer Municipal Fund on behalf of
Oppenheimer Rochester Limited Term Municipal Fund

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz,
Trustee, President and Principal Executive Officer

Date: August 26, 2015

*By:	/s/ Lisa Bloomberg
------------------------------------------
Lisa Bloomberg, Attorney in Fact